Organization, Business and Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Warrants beginning balance			$ 19,319	$ 23,405	$ 23,405
Change in fair value of warrant liability	5,020	(3,324)	510	(7,012)	(4,069)	(3,887)
Exercised					(17)
Warrants ending balance					19,319	23,405
Fair Value Inputs Level 3 Member
Warrants beginning balance	19,319
Change in fair value of warrant liability	(1,574)
Warrant repricing modification charge	2,084
Exercised	(19,829)
Warrants ending balance					$ 19,319	$ 23,405